Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—37.7%
U.S. Treasury Bills 0.000%, 2/25/21	$ 33,544	$33,529
U.S. Treasury Bonds 1.250%, 5/15/50	11,746	11,131
U.S. Treasury Notes
1.250%, 3/31/21	2,527	2,541
2.375%, 1/31/23	11,581	12,182
0.500%, 3/31/25	7,103	7,184
0.625%, 8/15/30	459	457
Total U.S. Government Securities (Identified Cost $67,094)		67,024

Mortgage-Backed Securities—26.7%
Agency—23.8%
Federal Home Loan Mortgage Corp.
Pool #C04123 4.000%, 7/1/42	292	320
Pool #G60019 4.500%, 3/1/44	241	269
Pool #Q31645 4.000%, 2/1/45	49	53
Pool #Q35611 4.000%, 9/1/45	560	612
Pool #V81992 4.000%, 10/1/45	399	434
Pool #G60661 4.000%, 7/1/46	719	775
Pool #Q42921 3.500%, 9/1/46	771	837
Pool #Q51758 3.500%, 10/1/47	128	136
Pool #Q52115 3.500%, 11/1/47	63	67
Pool #Q52135 3.500%, 11/1/47	1,377	1,461
Pool #ZM5226 3.500%, 12/1/47	829	903
Pool #ZM5394 4.000%, 1/1/48	597	638
Pool #Q53881 4.500%, 1/1/48	595	660
Pool #Q54813 3.500%, 3/1/48	254	269
Pool #Q61680 4.000%, 2/1/49	730	791
Pool #QA3079 3.500%, 10/1/49	419	454
Pool #QA4766 3.500%, 11/1/49	646	705
Pool #SD0164 3.500%, 12/1/49	1,065	1,139
Pool #SD0176 3.500%, 12/1/49	581	612
Pool #QA7571 3.000%, 2/1/50	931	976
Pool #QA8967 3.000%, 4/1/50	1,672	1,752
	Par Value	Value

Agency—continued
Pool #QA9935 3.000%, 6/1/50	$348	$367
Federal National Mortgage Association
Pool #FM1039 3.500%, 4/1/39	822	875
Pool #BO8589 3.000%, 3/1/40	122	128
Pool #AL7497 3.500%, 9/1/40	298	321
Pool #AW8154 3.500%, 1/1/42	333	363
Pool #AS9571 3.500%, 5/1/42	738	783
Pool #BK0396 3.000%, 11/1/44	218	230
Pool #MA2341 4.500%, 6/1/45	23	26
Pool #BE5050 4.000%, 9/1/45	565	623
Pool #AZ9213 4.000%, 10/1/45	641	705
Pool #AS6515 4.000%, 1/1/46	82	89
Pool #BA4799 4.000%, 2/1/46	253	280
Pool #BE9567 3.500%, 4/1/47	2,102	2,233
Pool #BE9598 4.000%, 5/1/47	101	108
Pool #BE3774 4.000%, 7/1/47	294	316
Pool #BH7058 3.500%, 12/1/47	770	813
Pool #MA3211 4.000%, 12/1/47	172	184
Pool #BH9215 3.500%, 1/1/48	1,372	1,450
Pool #MA3238 3.500%, 1/1/48	1,253	1,324
Pool #BH9277 3.500%, 2/1/48	43	45
Pool #BJ0650 3.500%, 3/1/48	224	236
Pool #MA3305 3.500%, 3/1/48	1,471	1,556
Pool #BJ8599 3.500%, 4/1/48	152	161
Pool #BM5483 3.500%, 4/1/48	133	141
Pool #BN4542 4.500%, 2/1/49	178	192
Pool #BO1345 3.500%, 8/1/49	2,491	2,655
Pool #BO1351 4.000%, 8/1/49	2,109	2,271
Pool #BO2843 3.500%, 10/1/49	649	687
Pool #BO3024 3.500%, 10/1/49	421	459
	Par Value	Value

Agency—continued
Pool #BO5325 3.000%, 11/1/49	$237	$248
Pool #BO4386 3.500%, 11/1/49	1,157	1,223
Pool #BO8894 3.000%, 12/1/49	440	466
Pool #BP5431 3.000%, 6/1/50	541	573
Pool #BP5432 3.000%, 6/1/50	508	538
Pool #BQ1405 3.000%, 8/1/50	1,196	1,254
Government National Mortgage Association I Pool #BQ1140 3.000%, 11/15/49	900	935
Government National Mortgage Association II
Pool #MA4262 3.500%, 2/20/47	166	176
Pool #MA4586 3.500%, 7/20/47	812	863
Pool #MA5019 3.500%, 2/20/48	316	337
Pool #MA5596 4.500%, 11/20/48	362	389
Pool #MA6284 3.500%, 11/20/49	268	283
Pool #MA6656 3.000%, 5/20/50	1,388	1,459
		42,228

Non-Agency—2.9%
BB-UBS Trust 2012-SHOW, B 144A 3.882%, 11/5/36(1)	605	575
Century Plaza Towers 2019-CPT, B 144A 3.097%, 11/13/39(1)(2)	635	669
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	365	369
Goldman Sachs Mortgage Securities Corp. II
2005-ROCK, A 144A 5.366%, 5/3/32(1)	325	377
2012-BWTR, A 144A 2.954%, 11/5/34(1)	195	194
Goldman Sachs Mortgage Securities Corp. Trust 2018-HULA, A (1 month LIBOR + 0.920%) 144A 1.072%, 7/15/25(1)(2)	175	167
JPMBB Commercial Mortgage Securities Trust 2013-C15, A4 4.096%, 11/15/45	533	576
See Notes to Schedule of Investments

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(1)(2)	$260	$270
Morgan Stanley Capital I Trust 2014-150E, A 144A 3.912%, 9/9/32(1)	670	716
SBA Tower Trust 144A 1.884%, 1/15/26(1)	480	491
Wells Fargo Commercial Mortgage Trust 2013-BTC, A 144A 3.544%, 4/16/35(1)	190	191
WFRBS Commercial Mortgage Trust 2012-C10, AS 3.241%, 12/15/45	600	592
		5,187

Total Mortgage-Backed Securities (Identified Cost $46,319)		47,415

Asset-Backed Securities—3.9%
Automobiles—1.3%
Ford Credit Auto Owner Trust 2020-1, A 144A 2.040%, 8/15/31(1)	1,355	1,420
Mercedes-Benz Master Owner Trust 2019-BA, A 144A 2.610%, 5/15/24(1)	320	331
Nissan Master Owner Trust Receivables 2019-A, A (1 month LIBOR + 0.560%) 0.712%, 2/15/24(2)	480	482
		2,233

Credit Card—1.5%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 0.825%, 5/15/28(2)	1,075	1,040
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 0.921%, 5/14/29(2)	875	873
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 0.752%, 12/15/26(2)	790	795
		2,708

	Par Value	Value

Other—1.1%
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	$260	$267
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(1)	357	360
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	680	723
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	625	625
		1,975

Total Asset-Backed Securities (Identified Cost $6,824)		6,916

Corporate Bonds and Notes—29.0%
Communication Services—1.9%
AT&T, Inc.
2.250%, 2/1/32	477	476
3.650%, 6/1/51	863	871
3.300%, 2/1/52	443	412
Comcast Corp. 2.650%, 2/1/30	804	877
Verizon Communications, Inc. 3.150%, 3/22/30	228	258
ViacomCBS, Inc. 4.200%, 5/19/32	370	422
		3,316

Consumer Discretionary—0.9%
Dollar General Corp. 3.500%, 4/3/30	466	530
Marriott International, Inc. 3.500%, 10/15/32	683	674
NIKE, Inc. 3.375%, 3/27/50	400	462
		1,666

Consumer Staples—1.4%
Coca-Cola Co. (The) 1.000%, 3/15/28	926	923
Kroger Co. (The) 3.950%, 1/15/50	688	801
Mars, Inc. 144A 2.450%, 7/16/50(1)	883	835
		2,559

Energy—3.9%
Boardwalk Pipelines LP 4.450%, 7/15/27	175	188
EOG Resources, Inc. 4.950%, 4/15/50	811	994
	Par Value	Value

Energy—continued
Exxon Mobil Corp. 4.327%, 3/19/50	$791	$983
HollyFrontier Corp. 4.500%, 10/1/30	758	734
Marathon Petroleum Corp.
4.500%, 5/1/23	476	514
4.700%, 5/1/25	296	334
Pioneer Natural Resources Co. 1.900%, 8/15/30	1,283	1,204
Plains All American Pipeline LP 3.800%, 9/15/30	1,099	1,065
Shell International Finance B.V. 2.375%, 4/6/25	255	272
TechnipFMC plc 3.450%, 10/1/22	85	88
Woodside Finance Ltd. 144A 4.600%, 5/10/21(1)	550	557
		6,933

Financials—8.7%
Arch Capital Group Ltd. 3.635%, 6/30/50	767	823
Avolon Holdings Funding Ltd. 144A 5.500%, 1/15/26(1)	567	569
Bank of America Corp. 3.366%, 1/23/26	254	277
BP Capital Markets America, Inc. 3.633%, 4/6/30	1,271	1,459
Chubb INA Holdings, Inc. 1.375%, 9/15/30	901	888
Citigroup, Inc.
3.106%, 4/8/26	480	516
3.980%, 3/20/30	639	736
Fidelity National Financial, Inc. 3.400%, 6/15/30	381	409
General Motors Financial Co., Inc.
2.750%, 6/20/25	828	848
3.600%, 6/21/30	946	975
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	422	457
JPMorgan Chase & Co.
3.207%, 4/1/23	318	330
2.301%, 10/15/25	398	419
2.739%, 10/15/30	430	463
Lazard Group LLC 4.375%, 3/11/29	459	527
Morgan Stanley 3.971%, 7/22/38	361	427
See Notes to Schedule of Investments

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
Nationwide Financial Services, Inc. 144A 3.900%, 11/30/49(1)	$724	$741
Newcrest Finance Pty Ltd. 144A 4.200%, 5/13/50(1)	434	506
Reinsurance Group of America, Inc. 3.150%, 6/15/30	445	484
Schlumberger Investment S.A. 2.650%, 6/26/30	1,127	1,141
Travelers Cos., Inc. (The)
4.050%, 3/7/48	490	608
2.550%, 4/27/50	391	383
Truist Bank 2.250%, 3/11/30	500	515
US Bank NA 2.050%, 1/21/25	500	528
Wells Fargo & Co. 1.654%, 6/2/24	335	341
		15,370

Health Care—1.2%
AbbVie, Inc. 144A 4.250%, 11/21/49(1)	764	902
Bristol-Myers Squibb Co. 4.250%, 10/26/49	196	258
CommonSpirit Health 4.187%, 10/1/49	277	294
Danaher Corp. 2.600%, 10/1/50	727	708
		2,162

Industrials—4.1%
3M Co. 3.700%, 4/15/50	234	280
Baker Hughes a GE Co. LLC 4.486%, 5/1/30	736	837
Boeing Co. (The)
3.750%, 2/1/50	550	503
5.805%, 5/1/50	1,305	1,574
Carrier Global Corp. 144A 3.577%, 4/5/50(1)	833	879
General Dynamics Corp. 4.250%, 4/1/50	565	736
General Electric Co. 4.350%, 5/1/50	843	858
Honeywell International, Inc. 2.800%, 6/1/50	341	363
United Parcel Service, Inc. 4.450%, 4/1/30	382	479
Xylem, Inc. 2.250%, 1/30/31	809	857
		7,366

	Par Value	Value

Information Technology—2.6%
Dell International LLC 144A 6.200%, 7/15/30(1)	$297	$356
HP, Inc.
3.000%, 6/17/27	421	455
3.400%, 6/17/30	684	733
Intel Corp. 3.100%, 2/15/60	789	855
Intuit, Inc. 0.950%, 7/15/25	595	600
NetApp, Inc.
1.875%, 6/22/25	303	314
2.700%, 6/22/30	1,208	1,250
		4,563

Materials—1.9%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	799	1,138
Bemis Co., Inc. 2.630%, 6/19/30	250	267
Newmont Corp.
2.250%, 10/1/30	610	629
6.250%, 10/1/39	521	774
Nucor Corp. 2.000%, 6/1/25	289	302
Packaging Corporation of America 4.050%, 12/15/49	228	272
		3,382

Utilities—2.4%
Boardwalk Pipelines LP 3.400%, 2/15/31	298	292
Cheniere Corpus Christi Holdings LLC 144A 3.700%, 11/15/29(1)	751	780
Consolidated Edison Co. of New York, Inc. 3.950%, 4/1/50	409	495
Dominion Energy, Inc. 3.375%, 4/1/30	609	686
Pacific Gas and Electric Co. 2.500%, 2/1/31	448	426
Southern Co. (The) 3.700%, 4/30/30	1,014	1,157
Transcontinental Gas Pipe Line Co. LLC 144A 3.950%, 5/15/50(1)	437	451
		4,287

Total Corporate Bonds and Notes (Identified Cost $49,082)		51,604

Total Long-Term Investments—97.3% (Identified Cost $169,319)		172,959

	Shares	Value
Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.025%)(3)	2,492,141	$2,492
Total Short-Term Investment (Identified Cost $2,492)		2,492

TOTAL INVESTMENTS—98.7% (Identified Cost $171,811)		$175,451
Other assets and liabilities, net—1.3%		2,283
NET ASSETS—100.0%		$177,734

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities amounted to a value of $14,321 or 8.1% of net assets.
(2)	Variable rate security. Rate disclosed is as of September 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$6,916	$—	$6,916
Corporate Bonds and Notes	51,604	—	51,604
Mortgage-Backed Securities	47,415	—	47,415
U.S. Government Securities	67,024	—	67,024
Money Market Mutual Fund	2,492	2,492	—
Total Investments	$175,451	$2,492	$172,959
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2020.
There were no transfers into or out of Level 3 related to securities held at September 30, 2020.
See Notes to Schedule of Investments

SEIX CORE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.